PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

3.           PREPAID EXPENSES AND OTHER CURRENT ASSETS

Components of other current assets which are included in the prepaid expenses and other current assets are as follows:

	As of December 31,
	2020	2021

Receivable from payment processing agencies (1)	$185	$224
Prepayment to suppliers	2,902	3,600
Rental deposits and prepaid rents	386	500
Deferred expenses	622	654
Others	1,081	2,969
Total	$5,176	$7,947
(1)	Receivables from payment processing agencies represented cash that had been received from customers but held by the payment processing agencies in the process of reconciliation as of December 31, 2020 and 2021. The receivables were collected by the Group subsequent to the respective year end.

As of December 31, 2020 and 2021, the allowance of credit losses for prepaid expenses and other current assets are $113 and $112, respectively. Additions for credit losses are $nil, $116 and $nil for the years ended December 31, 2019, 2020 and 2021, respectively. Reversals of credit losses are $nil, $nil and $1 for the years ended December 31, 2019, 2020 and 2021, respectively. Write-offs of credit losses are $nil, $3 and $nil for the years ended December 31, 2019, 2020 and 2021, respectively.